Provisions - Summary of Provisions for Self-Insured Liabilities, Claims and Onerous Contracts (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Self-insured liabilities provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	CAD 69.4	CAD 61.5
Current-year provisions	23.9	10.5
Resulting from acquisitions		8.0
Costs paid or otherwise settled	(17.5)	(9.6)
Impact of foreign exchange	(3.3)	(1.0)
Provision, end of the year	72.5	69.4
Claims provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	25.2	13.3
Current-year provisions	2.3	2.3
Resulting from acquisitions	0.2	23.6
Costs paid or otherwise settled	(6.8)	(11.3)
Impact of foreign exchange	(2.0)	(2.7)
Provision, end of the year	18.9	25.2
Onerous contracts provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	10.8	10.7
Current-year provisions	0.7	4.3
Resulting from acquisitions		2.5
Costs paid or otherwise settled	(6.4)	(6.6)
Impact of foreign exchange	(0.3)	(0.1)
Provision, end of the year	CAD 4.8	CAD 10.8